Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total revenues		$ 109,954	$ 72,865
Resource sales-related expense		2,113	3,445
Other operating and maintenance expense		3,174	2,740
General and administrative expense (income)		112,302	(12,091)
Depreciation, depletion, amortization and accretion		8,875	8,762
Operating (loss) income		(16,510)	70,009
Interest expense, net		23,335	7,016
Other income		(241)	(549)
(Loss) income from operations before taxes		(39,604)	63,542
Income tax expense		1,875	370
Net (loss) income		(41,479)	63,172
Net loss prior to the IPO		(46,877)
Net income attributable to noncontrolling interest		288
Net income attributable to LandBridge Company LLC		$ 5,110
Net income per share of Class A shares
Basic	[1]	$ 0.28
Diluted	[1]	$ 0.07
Weighted average shares outstanding of Class A shares
Basic	[1]	17,807,323
Diluted	[1]	73,370,073
Related Party [Member]
Revenues:
Total revenues		$ 35,434	11,470
Surface Use Royalties [Member] | Nonrelated Party [Member]
Revenues:
Total revenues		13,121	7,780
Surface Use Royalties [Member] | Related Party [Member]
Revenues:
Total revenues		18,499	5,436
Easements and Other Surface Related Revenues [Member] | Nonrelated Party [Member]
Revenues:
Total revenues		20,629	8,395
Easements and Other Surface Related Revenues [Member] | Related Party [Member]
Revenues:
Total revenues		13,486	4,249
Resource Sales [Member] | Nonrelated Party [Member]
Revenues:
Total revenues		14,964	18,045
Resource Sales [Member] | Related Party [Member]
Revenues:
Total revenues		387	1,785
Oil and Gas Royalties [Member]
Revenues:
Total revenues		16,027	20,743
Resource Royalties [Member] | Nonrelated Party [Member]
Revenues:
Total revenues		9,779	$ 6,432
Resource Royalties [Member] | Related Party [Member]
Revenues:
Total revenues		$ 3,062

[1]	Represents the period from July 1, 2024 through December 31, 2024, the period following the reorganization transactions and IPO.